Bank Borrowings (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Bank Borrowings [Member]
Short-Term Debt [Line Items]
Interest expense	$ 55,636	$ 75,184	$ 81,333